Other Accrued Liabilities (Details) - USD ($) $ in Thousands	Mar. 31, 2016	Mar. 31, 2015
Accounts Payable and Accrued Liabilities, Current [Abstract]
Accrued expenses	$ 572	$ 577
Value added tax payable	7	5
Others	710	619
Total other accrued liabilities	$ 1,289	$ 1,201